Capital adequacy (Details) (CHF)	Dec. 31, 2011	Dec. 31, 2010
A description of standard set forth by the Basel Committee on Banking Supervision (BCBS)
Equity from deconsolidated SPEs included as tier 1 capital	600,000,000	1,100,000,000
Basel II.5
Eligible capital (CHF million)
Tier 1 capital	36,844,000,000
Of which core tier 1 capital	25,956,000,000
Tier 2 capital	11,810,000,000
Total eligible capital	48,654,000,000
Basel II
Eligible capital (CHF million)
Tier 1 capital	38,029,000,000	37,725,000,000
Of which core tier 1 capital	27,141,000,000	26,627,000,000
Tier 2 capital	12,995,000,000	10,074,000,000
Total eligible capital	51,024,000,000	47,799,000,000